Related Party Transactions	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 — Related Party Transactions

Management Services from Trinad Management LLC

Pursuant to a Management Agreement (the “Management Agreement”) with Trinad Management LLC (“Trinad LLC”) entered into on September 23, 2011, Trinad LLC agreed to provide certain management services to the Company through September 22, 2014, including, without limitation, the sourcing, structuring and negotiation of potential business acquisitions and customer contracts for the Company. Under the Management Agreement, the Company compensated Trinad LLC for its services by (i) paying a fee equal to $2,080,000, with $90,000 payable in advance of each consecutive 3-month calendar period during the term of the Management Agreement and with $1,000,000 due at the end of the 3-year term, and (ii) issuing a warrant to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.075 per share (the “Warrant”). The Warrant may have been exercised in whole or in part by Trinad LLC at any time for a period of 10 years. On August 25, 2016, the Warrant was fully exercised on a cashless basis at an exercise price of $0.075 per share, resulting in the issuance 2,148,648 shares of the Company’s common stock.

The total amount of $1,000,000 due to Trinad LLC was reflected as a liability on the accompanying March 31, 2016 balance sheet. Pursuant to the terms of the Management Agreement with Trinad Management, LLC, during March 2017, the Company paid $750,000 of the amount that was due at the end of the three-year term of the Management Agreement. The total amount due at March 31, 2017 was $239,080. The remaining amount was paid in April 2017.

Trinad LLC continues to provide services to the Company at a fee of $30,000 per month on a month-to-month basis. For the years ended March 31, 2017 and 2016, the Company incurred $360,000 of such fees.

Due to Related Parties

As of March 31, 2017 and 2016, amounts due to related parties were $0 and $117,124, respectively, payable to Mr. Ellin, the Company’s Executive Chairman, President, director and majority stockholder. These amounts were provided to the Company for working capital as needed and are unsecured, non-interest bearing advances with no formal terms of repayment.

Rent

During the fiscal years ended March 31, 2017 and 2016, the Company subleased office space from Trinad LLC for no cost to the Company as part of our Management Agreement with Trinad LLC. Management estimates such amounts to be immaterial. The Company anticipates continuing to sublease such space at no cost to it for the foreseeable future. The Company believes that such property is in good condition and is suitable for the conduct of its business.